Debt - Other Debt (Details)						1 Months Ended				12 Months Ended				72 Months Ended
	Dec. 22, 2017 PEN (S/)	Dec. 20, 2017 BRL (R$)	May 12, 2016 USD ($) loan	Sep. 12, 2014 USD ($) loan	Dec. 20, 2013 AUD ($) loan	Oct. 31, 2017 BRL (R$)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 AUD ($)	Oct. 31, 2014 BRL (R$)	Dec. 31, 2017 USD ($) campus	Dec. 31, 2017 MXN ($) campus	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 loan	Dec. 31, 2017 MXN ($)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 PEN (S/)	Dec. 20, 2017 USD ($)	Dec. 20, 2017 BRL (R$)	May 12, 2016 MXN ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 MXN ($)	Sep. 12, 2014 BRL (R$)
Debt Instrument [Line Items]
Debt outstanding										$ 3,200,565,000		$ 3,499,424,000
Repayments of long-term debt										3,038,946,000		1,421,379,000	$ 528,025,000
Promissory notes payable										71,785,000		178,021,000
Sale-leaseback assets										8,788,000		10,333,000
Sale-leaseback financings										9,712,000		15,673,000
Net capital lease assets										101,189,000		108,351,000
Faculdades Metropolitanas Unidas Educacionais (FMU)
Debt Instrument [Line Items]
Promissory notes payable										$ 0		$ 100,382,000											R$ 250,000,000
Lines of credit
Debt Instrument [Line Items]
Short-term debt, weighted average interest rate										7.97%		7.97%			7.97%
Aggregate lines of credit										$ 88,138,000		$ 104,546,000
Debt outstanding										42,195,000		47,833,000
Available borrowing capacity										$ 45,943,000		$ 56,713,000
Lines of credit | Minimum
Debt Instrument [Line Items]
Total interest rate										6.50%		6.50%			6.50%
Lines of credit | Maximum
Debt Instrument [Line Items]
Total interest rate										9.51%		9.51%			9.51%
Lines of credit | Syndicated Facility Agreement | Term Loan Two
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility					$ 22,500,000
Borrowing under credit facility					22,500,000
Lines of credit | Syndicated Facility Agreement | THINK | Term Loan
Debt Instrument [Line Items]
Repayments of long-term debt							$ 8,100,000	$ 11,000,000
Borrowing under credit facility					$ 45,000,000					$ 34,749,000
Number of term loans (loan) | loan					2
Incremental borrowing capacity					$ 20,000,000					15,444,000
Lines of credit | Syndicated Facility Agreement | THINK | Term Loan One
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility					22,500,000
Quarterly principal payments					1,125,000					869,000
Borrowing under credit facility					$ 22,500,000
Financed note term					5 years
Lines of credit | Syndicated Facility Agreement | THINK | Term Loan Two
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility					$ 22,500,000
Financed note term					5 years
Lines of credit | Amended Syndicated Facility Agreement | THINK | Term Loan
Debt Instrument [Line Items]
Borrowing under credit facility										16,087,000		$ 16,753,000
Incremental borrowing capacity								$ 15,000,000		11,583,000
Lines of credit | Amended Syndicated Facility Agreement | THINK | Term Loan One
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%	2.50%
Quarterly principal payments								$ 833,000		643,000
Borrowing under credit facility								$ 10,000,000		$ 7,722,000
Interest rate										4.25%	4.25%	4.29%
Lines of credit | Amended Syndicated Facility Agreement | THINK | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							2.75%	2.75%
Borrowing under credit facility								$ 15,000,000		$ 11,583,000
Interest rate										4.50%	4.50%	4.55%
Notes payable and other debt | Faculdades Metropolitanas Unidas Educacionais (FMU)
Debt Instrument [Line Items]
Total interest rate										10.60%		17.00%			10.60%
Number of loans outstanding (loan) | loan				2
Debt outstanding										$ 46,438,000		$ 59,841,000
Loan amount				$ 110,310,000																			R$ 259,139,000
Quarterly principal payments | R$						R$ 22,027,000			R$ 6,478,000
Notes payable and other debt | Universidad Privada del Norte (UPN)
Debt Instrument [Line Items]
Debt outstanding										$ 38,641,000		$ 44,452,000
Notes payable and other debt | Certificados de Depósitos Interbancários (CDI) | Faculdades Metropolitanas Unidas Educacionais (FMU)
Debt Instrument [Line Items]
Basis spread on variable rate				3.70%
Notes payable and other debt | Minimum | Universidad Privada del Norte (UPN)
Debt Instrument [Line Items]
Interest rate										7.85%					7.85%
Notes payable and other debt | Maximum | Universidad Privada del Norte (UPN)
Debt Instrument [Line Items]
Interest rate										8.70%					8.70%
Notes payable and other debt | Secured Notes Payable | Minimum
Debt Instrument [Line Items]
Total interest rate										3.96%		3.25%			3.96%
Notes payable and other debt | Secured Notes Payable | Maximum
Debt Instrument [Line Items]
Total interest rate										10.79%		18.53%			10.79%
Notes payable and other debt | UVM Mexico Loans
Debt Instrument [Line Items]
Total interest rate										10.72%		8.94%			10.72%
Number of loans outstanding (loan) | loan			1											2
Debt outstanding			$ 120,527,000							$ 112,625,000		$ 107,793,000								$ 2,224,600,000
Notes payable and other debt | UVM Mexico Loan Originated in 2015
Debt Instrument [Line Items]
Total interest rate												8.09%
Debt outstanding												$ 62,992,000
Loan amount																					$ 79,000,000	$ 1,300,000,000
Notes payable and other debt | UVM Mexico Loan Originated In 2017
Debt Instrument [Line Items]
Debt outstanding										86,065,000
Loan amount										89,000,000					$ 1,700,000,000
Balloon payment										$ 21,516,000					$ 425,000,000
Notes payable and other debt | UVM Mexico Loan Originated In 2017 | Mexican Interbanking Offer Rate (TIIE)
Debt Instrument [Line Items]
Basis spread on variable rate										10.02%	10.02%
Notes payable and other debt | UVM Mexico Loan Originated In 2017 | Minimum
Debt Instrument [Line Items]
Quarterly principal payments										$ 2,152,000	$ 42,500,000
Notes payable and other debt | UVM Mexico Loan Originated In 2017 | Maximum
Debt Instrument [Line Items]
Quarterly principal payments										3,873,000	$ 76,500,000
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Peru
Debt Instrument [Line Items]
Repayments of long-term debt										0
Debt outstanding										76,365,000
Loan amount																$ 76,000,000	S/ 247,500,000
Balloon payment										4,455,000							S/ 14,438,000
Interest rate																6.62%	6.62%
Periodic principal payment	S/ 9,281,000									2,864,000
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Brazil
Debt Instrument [Line Items]
Debt outstanding										108,424,000
Loan amount																		$ 110,000,000	R$ 360,000,000
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Brazil | Certificados de Depósitos Interbancários (CDI)
Debt Instrument [Line Items]
Repayments of long-term debt										$ 0
Basis spread on variable rate		2.55%								9.44%	9.44%
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Brazil | Certificados de Depósitos Interbancários (CDI) | Payment Period One
Debt Instrument [Line Items]
Periodic principal payment		R$ 13,500,000								$ 4,065,000
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Brazil | Certificados de Depósitos Interbancários (CDI) | Payment Period Two
Debt Instrument [Line Items]
Periodic principal payment		22,500,000								6,777,000
Notes payable and other debt | Subsidiary of the Company Borrowing Agreement | Brazil | Certificados de Depósitos Interbancários (CDI) | Payment Period Three
Debt Instrument [Line Items]
Periodic principal payment		R$ 27,000,000								$ 8,132,000
Notes payable and other debt | Financing of Construction of Campuses | Peru
Debt Instrument [Line Items]
Weighted average short term borrowing rate										7.97%		7.97%			7.97%
Debt outstanding										$ 42,195,000		$ 47,833,000
Number of financed campuses (campus) | campus										2	2
Promissory notes payable												22,365,000
Notes payable and other debt | Financing of Construction of Campuses | Peru | Investor
Debt Instrument [Line Items]
Promissory notes payable										$ 19,162,000
Notes payable and other debt | Notes Payable of Real Estate Subsidiary | Chile
Debt Instrument [Line Items]
Debt outstanding										$ 67,120,000		$ 62,695,000
Notes payable and other debt | Notes Payable of Real Estate Subsidiary | Minimum | Chile
Debt Instrument [Line Items]
Total interest rate										3.96%		4.80%			3.96%
Notes payable and other debt | Notes Payable of Real Estate Subsidiary | Maximum | Chile
Debt Instrument [Line Items]
Total interest rate										6.89%		8.08%			6.89%
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Total interest rate										1.00%					1.00%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Total interest rate										42.87%					42.87%